COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Purchase of grains	$ 147,284,000	$ 207,188,000	$ 141,565,000
Mortgages to banks	$ 25,464